UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: August 31

Date of reporting period: August 31, 2022

Item 1. Reports to Stockholders.

(a) The Reports to Shareholders are attached herewith.

Annual Report
August 31, 2022
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

State Street S&P 500 Index Fund
Management's Discussion of Fund Performance (Unaudited)
The State Street  S&P 500 Index Fund (the “Fund”) seeks to  replicate as closely as possible, before expenses, the performance of the Standard & Poor’s® 500 Index (the “Index”).
For the 12-month period ended August 31, 2022 (the “Reporting Period”), the total return for the Fund was –11.36%, and the Index was –11.23%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, managing cash inflows to and outflows from the Fund, and small security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund’s performance was up nearly 6% in the first quarter of the Reporting Period as the economy continued its momentum with its further “reopening” post COVID-19 amid increasing vaccination rates.  However, supply chain issues continued and loomed as a possible headwind going forward.  Inflation was bubbling up a bit but the Federal Reserve believed it to be transitory at the time as a result of the continued bounce back from the COVID-19 shutdown.  The fourth quarter of 2021 was particularly strong for the equity markets as evidenced by the +11.03% return of the Index.  Earnings growth saw its fourth consecutive quarter of 20%+ increases.  The U.S. Congress was finally able to pass a bipartisan infrastructure spending bill as the Fed was just beginning to abandon the notion of inflation being transitory, paving the way for accelerated tapering and future rate hikes.
The Index dropped over 16% year-to-date in 2022, as it flirted with bear market territory. Commodity prices accelerated and supply side issues increased following the Russian invasion of Ukraine. Western countries ratcheted up sanctions against Russia in response to the invasion. Earnings saw their lowest level of growth in nearly two years.  On the monetary front, many Central Banks raised their hawkish tone amid the stubbornness of inflation as it reached a 40 year high in the U.S.  As a result, there were over 50 rate hikes initiated across the globe.  To make matters worse, fears of a recession permeated markets with U.S. housing and consumer spending numbers coming in especially weak.
Throughout the Reporting Period, eight of the eleven sectors posted negative returns. The top performing sectors (the only sectors with positive returns) were Energy, Utilities and Consumer Staples. The bottom performing sectors were Communication Services, Consumer Discretionary and Information Technology.
The Fund used futures in order to expose cash and dividends to the market during the Reporting Period. The Fund’s use of futures detracted from the Fund’s performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were: Exxon Mobil Corp., Chevron Corp., and UnitedHealth Group Inc. The top negative contributors to the Fund’s performance during the Reporting Period were: Meta Platforms Inc., Amazon.com Inc., Salesforce.com and Microsoft Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street S&P 500 Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Past performance is not a guarantee of future results.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Line graph is based on cumulative total return.
Average Annual Total Returns as of August 31, 2022
	Total Return One Year Ended August 31, 2022	Average Annual Total Return Five Years Ended August 31, 2022	Average Annual Total Return Ten Years Ended August 31, 2022
State Street S&P 500 Index Fund	(11.36%)	11.71%	12.93%
S&P 500® Index (1)	(11.23%)	11.82%	13.08%
(1)	The State Street S&P 500 Index Fund seeks to replicate the total return of the S&P 500® Index.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the State Street S&P 500 Index Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.18%.
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of Standard & Poor’s Corporation and have been licensed for use by the SSGA Funds. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Product.
Performance data reflects an expense limitation currently in effect, without which returns would have been lower.
See accompanying notes to financial statements.
2

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of August 31, 2022

Description	% of Net Assets
Apple, Inc.	7.3%
Microsoft Corp.	5.9
Amazon.com, Inc.	3.3
Tesla, Inc.	2.1
Alphabet, Inc. Class A	2.0
TOTAL	20.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of August 31, 2022

% of Net Assets
Software	8.8%
Technology Hardware, Storage & Peripherals	7.5
Semiconductors & Semiconductor Equipment	5.1
Interactive Media & Services	5.0
IT Services	4.4
Oil, Gas & Consumable Fuels	4.3
Pharmaceuticals	4.2
Banks	3.7
Health Care Providers & Services	3.5
Internet & Direct Marketing Retail	3.4
Capital Markets	3.0
Equity Real Estate Investment Trusts (REITs)	2.8
Health Care Equipment & Supplies	2.6
Automobiles	2.4
Insurance	2.1
Specialty Retail	2.1
Biotechnology	2.0
Electric Utilities	2.0
Hotels, Restaurants & Leisure	1.9
Life Sciences Tools & Services	1.9
Beverages	1.8
Chemicals	1.8
Aerospace & Defense	1.7
Machinery	1.6
Food & Staples Retailing	1.6
Diversified Financial Services	1.5
Household Products	1.4
Entertainment	1.4
Food Products	1.1
Multi-Utilities	1.0
Diversified Telecommunication Services	0.9
Road & Rail	0.9
Industrial Conglomerates	0.8
Media	0.8
Communications Equipment	0.8
Tobacco	0.7
Air Freight & Logistics	0.7
Electronic Equipment, Instruments & Components	0.7
Consumer Finance	0.5
Electrical Equipment	0.5
Textiles, Apparel & Luxury Goods	0.5
Commercial Services & Supplies	0.5
Multiline Retail	0.5
Building Products	0.4
Metals & Mining	0.3
Household Durables	0.3
Energy Equipment & Services	0.3
Professional Services	0.3
Containers & Packaging	0.3
Wireless Telecommunication Services	0.3
Trading Companies & Distributors	0.2
Airlines	0.2
Personal Products	0.2
Distributors	0.2
Construction Materials	0.1
Auto Components	0.1
Water Utilities	0.1
Real Estate Management & Development	0.1
Construction & Engineering	0.1
Independent Power & Renewable Electricity Producers	0.1
Gas Utilities	0.0*
Leisure Equipment & Products	0.0*
See accompanying notes to financial statements.
3

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Short-Term Investments	0.2%
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
August 31, 2022

Security Description	Shares	Value
COMMON STOCKS — 100.0%
COMMUNICATION SERVICES — 8.4%
Activision Blizzard, Inc.	31,700	$ 2,488,133
Alphabet, Inc. Class A (a)	246,460	26,671,901
Alphabet, Inc. Class C (a)	226,900	24,766,135
AT&T, Inc.	295,400	5,181,316
Charter Communications, Inc. Class A (a)	4,800	1,980,624
Comcast Corp. Class A	184,930	6,692,617
DISH Network Corp. Class A (a)(b)	11,017	191,145
Electronic Arts, Inc.	11,421	1,448,982
Fox Corp. Class A	12,603	430,771
Fox Corp. Class B	5,600	177,072
Interpublic Group of Cos., Inc.	15,428	426,430
Live Nation Entertainment, Inc. (a)	5,300	478,908
Lumen Technologies, Inc. (b)	35,987	358,430
Match Group, Inc. (a)	11,500	650,095
Meta Platforms, Inc. Class A (a)	94,007	15,316,560
Netflix, Inc. (a)	18,296	4,090,254
News Corp. Class A	14,614	247,269
News Corp. Class B	3,800	65,512
Omnicom Group, Inc.	8,450	565,305
Paramount Global Class B (b)	25,531	597,170
Take-Two Interactive Software, Inc. (a)	6,500	796,640
T-Mobile US, Inc. (a)	23,850	3,433,446
Twitter, Inc. (a)	30,000	1,162,500
Verizon Communications, Inc.	171,751	7,180,909
Walt Disney Co. (a)	74,538	8,354,219
Warner Bros Discovery, Inc. (a)	91,819	1,215,684
		114,968,027
CONSUMER DISCRETIONARY — 11.4%
Advance Auto Parts, Inc.	2,500	421,600
Amazon.com, Inc. (a)	360,040	45,642,271
Aptiv PLC (a)	11,281	1,053,984
AutoZone, Inc. (a)	788	1,669,937
Bath & Body Works, Inc.	8,646	322,755
Best Buy Co., Inc.	8,913	630,060
Booking Holdings, Inc. (a)	1,608	3,016,302
BorgWarner, Inc.	10,723	404,257
Caesars Entertainment, Inc. (a)	8,800	379,456
CarMax, Inc. (a)	6,697	592,283
Carnival Corp. (a)(b)	31,149	294,670
Chipotle Mexican Grill, Inc. (a)	1,114	1,778,835
D.R. Horton, Inc.	13,479	959,031
Darden Restaurants, Inc.	5,317	657,766
Dollar General Corp.	9,587	2,276,146
Dollar Tree, Inc. (a)	8,982	1,218,678
Domino's Pizza, Inc.	1,500	557,790
eBay, Inc.	23,058	1,017,550
Etsy, Inc. (a)	5,200	549,172
Expedia Group, Inc. (a)	5,975	613,334
Ford Motor Co.	161,360	2,459,126
Security Description	Shares	Value
Garmin, Ltd.	6,560	$ 580,494
General Motors Co.	60,177	2,299,363
Genuine Parts Co.	6,120	954,781
Hasbro, Inc.	5,628	443,599
Hilton Worldwide Holdings, Inc.	11,600	1,477,376
Home Depot, Inc.	42,310	12,203,050
Las Vegas Sands Corp. (a)	14,800	556,924
Lennar Corp. Class A	10,225	791,926
LKQ Corp.	9,900	526,878
Lowe's Cos., Inc.	26,912	5,224,696
Marriott International, Inc. Class A	11,352	1,745,256
McDonald's Corp.	30,215	7,622,640
MGM Resorts International	15,500	505,920
Mohawk Industries, Inc. (a)	2,169	239,371
Newell Brands, Inc.	17,050	304,343
NIKE, Inc. Class B	51,802	5,514,323
Norwegian Cruise Line Holdings, Ltd. (a)	16,300	213,204
NVR, Inc. (a)	140	579,608
O'Reilly Automotive, Inc. (a)	2,620	1,826,454
Penn Entertainment, Inc. (a)	6,700	209,241
Pool Corp.	1,600	542,704
PulteGroup, Inc.	10,343	420,546
PVH Corp.	2,951	165,994
Ralph Lauren Corp.	2,236	204,214
Ross Stores, Inc.	14,444	1,246,084
Royal Caribbean Cruises, Ltd. (a)	8,900	363,565
Starbucks Corp.	47,692	4,009,466
Tapestry, Inc.	11,000	382,030
Target Corp.	18,744	3,005,413
Tesla, Inc. (a)	103,500	28,525,635
TJX Cos., Inc.	48,450	3,020,858
Tractor Supply Co.	4,574	846,876
Ulta Beauty, Inc. (a)	2,100	881,727
Under Armour, Inc. Class A (a)	8,476	71,368
Under Armour, Inc. Class C (a)	9,278	70,420
VF Corp.	13,328	552,446
Whirlpool Corp.	2,359	369,419
Wynn Resorts, Ltd. (a)(b)	4,559	276,230
Yum! Brands, Inc.	11,890	1,322,644
		156,612,089
CONSUMER STAPLES — 6.8%
Altria Group, Inc.	75,670	3,414,230
Archer-Daniels-Midland Co.	23,092	2,029,556
Brown-Forman Corp. Class B	7,127	518,133
Campbell Soup Co.	8,783	442,488
Church & Dwight Co., Inc.	10,100	845,471
Clorox Co.	4,979	718,669
Coca-Cola Co.	160,822	9,924,326
Colgate-Palmolive Co.	34,879	2,727,887
Conagra Brands, Inc.	20,751	713,419
Constellation Brands, Inc. Class A	6,676	1,642,630
Costco Wholesale Corp.	18,134	9,467,761

See accompanying notes to financial statements.
5

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2022

Security Description	Shares	Value
Estee Lauder Cos., Inc. Class A	9,563	$ 2,432,636
General Mills, Inc.	25,122	1,929,370
Hershey Co.	6,015	1,351,390
Hormel Foods Corp.	11,598	583,147
J.M. Smucker Co.	4,255	595,657
Kellogg Co.	10,307	749,731
Keurig Dr. Pepper, Inc.	30,400	1,158,848
Kimberly-Clark Corp.	13,973	1,781,837
Kraft Heinz Co.	30,051	1,123,907
Kroger Co.	28,010	1,342,799
Lamb Weston Holdings, Inc.	5,700	453,321
McCormick & Co., Inc.	10,022	842,550
Molson Coors Beverage Co. Class B	7,409	382,823
Mondelez International, Inc. Class A	56,394	3,488,533
Monster Beverage Corp. (a)	15,487	1,375,710
PepsiCo, Inc.	56,638	9,757,028
Philip Morris International, Inc.	63,287	6,043,276
Procter & Gamble Co.	98,413	13,575,089
Sysco Corp.	21,235	1,745,942
Tyson Foods, Inc. Class A	11,691	881,268
Walgreens Boots Alliance, Inc.	29,713	1,041,738
Walmart, Inc.	57,899	7,674,512
		92,755,682
ENERGY — 4.6%
APA Corp.	14,370	562,011
Baker Hughes Co.	36,294	916,786
Chevron Corp.	80,998	12,802,544
ConocoPhillips	53,027	5,803,805
Coterra Energy, Inc.	33,622	1,039,256
Devon Energy Corp.	24,380	1,721,716
Diamondback Energy, Inc.	7,000	932,960
EOG Resources, Inc.	23,963	2,906,712
Exxon Mobil Corp.	172,772	16,515,276
Halliburton Co.	35,967	1,083,686
Hess Corp.	11,144	1,345,972
Kinder Morgan, Inc.	79,576	1,457,832
Marathon Oil Corp.	30,689	785,332
Marathon Petroleum Corp.	22,284	2,245,113
Occidental Petroleum Corp.	35,937	2,551,527
ONEOK, Inc.	18,304	1,120,754
Phillips 66	18,892	1,690,078
Pioneer Natural Resources Co.	9,324	2,361,023
Schlumberger NV	57,893	2,208,618
Valero Energy Corp.	16,686	1,954,264
Williams Cos., Inc.	49,610	1,688,228
		63,693,493
FINANCIALS — 10.9%
Aflac, Inc.	23,974	1,424,535
Allstate Corp.	11,767	1,417,923
American Express Co.	24,752	3,762,304
American International Group, Inc.	31,532	1,631,781
Security Description	Shares	Value
Ameriprise Financial, Inc.	4,663	$ 1,249,731
Aon PLC Class A	8,647	2,414,761
Arthur J Gallagher & Co.	8,600	1,561,502
Assurant, Inc.	2,246	355,968
Bank of America Corp.	291,466	9,796,172
Bank of New York Mellon Corp.	31,291	1,299,515
Berkshire Hathaway, Inc. Class B (a)	74,519	20,924,935
BlackRock, Inc.	5,918	3,943,696
Brown & Brown, Inc.	10,200	643,008
Capital One Financial Corp.	16,668	1,763,808
Cboe Global Markets, Inc.	4,700	554,459
Charles Schwab Corp.	62,189	4,412,309
Chubb, Ltd.	17,141	3,240,506
Cincinnati Financial Corp.	6,005	582,245
Citigroup, Inc.	78,793	3,845,886
Citizens Financial Group, Inc.	20,200	740,936
CME Group, Inc.	14,892	2,913,024
Comerica, Inc.	5,417	434,985
Discover Financial Services	11,977	1,203,569
Everest Re Group, Ltd.	1,600	430,480
FactSet Research Systems, Inc.	1,600	693,344
Fifth Third Bancorp	28,254	964,874
First Republic Bank	7,300	1,108,359
Franklin Resources, Inc.	10,551	275,065
Globe Life, Inc.	3,684	358,048
Goldman Sachs Group, Inc.	14,188	4,719,922
Hartford Financial Services Group, Inc.	13,730	882,976
Huntington Bancshares, Inc.	60,065	804,871
Intercontinental Exchange, Inc.	22,625	2,281,731
Invesco, Ltd.	12,889	212,282
JPMorgan Chase & Co.	120,372	13,689,908
KeyCorp.	38,779	686,000
Lincoln National Corp.	7,410	341,305
Loews Corp.	8,312	459,737
M&T Bank Corp.	7,344	1,334,992
MarketAxess Holdings, Inc.	1,500	372,885
Marsh & McLennan Cos., Inc.	20,834	3,361,983
MetLife, Inc.	28,226	1,815,779
Moody's Corp.	6,634	1,887,506
Morgan Stanley	57,861	4,930,914
MSCI, Inc.	3,400	1,527,416
Nasdaq, Inc.	15,075	897,415
Northern Trust Corp.	8,210	780,689
PNC Financial Services Group, Inc.	16,642	2,629,436
Principal Financial Group, Inc.	10,126	757,020
Progressive Corp.	24,152	2,962,243
Prudential Financial, Inc.	15,537	1,487,668
Raymond James Financial, Inc.	7,500	782,775
Regions Financial Corp.	39,343	852,563
S&P Global, Inc.	14,109	4,968,908
Signature Bank	2,600	453,336
State Street Corp. (c)	15,047	1,028,462

See accompanying notes to financial statements.
6

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2022

Security Description	Shares	Value
SVB Financial Group (a)	2,400	$ 975,648
Synchrony Financial	22,071	722,825
T Rowe Price Group, Inc.	9,120	1,094,400
Travelers Cos., Inc.	9,698	1,567,585
Truist Financial Corp.	54,798	2,566,738
US Bancorp	55,730	2,541,845
Wells Fargo & Co.	154,646	6,759,577
Willis Towers Watson PLC	4,328	895,160
WR Berkley Corp.	9,150	592,920
Zions Bancorp NA	5,758	316,863
		148,892,011
HEALTH CARE — 14.1%
Abbott Laboratories	73,049	7,498,480
AbbVie, Inc.	72,552	9,755,342
ABIOMED, Inc. (a)	1,800	466,704
Agilent Technologies, Inc.	12,275	1,574,269
Align Technology, Inc. (a)	3,000	731,100
AmerisourceBergen Corp.	6,052	886,981
Amgen, Inc.	21,991	5,284,437
Baxter International, Inc.	20,770	1,193,444
Becton Dickinson & Co.	11,777	2,972,750
Biogen, Inc. (a)	6,147	1,201,001
Bio-Rad Laboratories, Inc. Class A (a)	900	436,536
Bio-Techne Corp.	1,700	564,077
Boston Scientific Corp. (a)	58,877	2,373,332
Bristol-Myers Squibb Co.	86,977	5,863,119
Cardinal Health, Inc.	11,124	786,689
Catalent, Inc. (a)	7,200	633,600
Centene Corp. (a)	24,278	2,178,708
Charles River Laboratories International, Inc. (a)	2,200	451,550
Cigna Corp.	12,884	3,651,970
Cooper Cos., Inc.	2,000	574,880
CVS Health Corp.	53,533	5,254,264
Danaher Corp.	26,278	7,092,695
DaVita, Inc. (a)	2,072	176,721
DENTSPLY SIRONA, Inc.	8,566	280,708
DexCom, Inc. (a)	16,000	1,315,360
Edwards Lifesciences Corp. (a)	26,070	2,348,907
Elevance Health, Inc.	10,019	4,860,317
Eli Lilly & Co.	32,562	9,808,651
Gilead Sciences, Inc.	52,146	3,309,707
HCA Healthcare, Inc.	9,100	1,800,617
Henry Schein, Inc. (a)	5,200	381,732
Hologic, Inc. (a)	10,300	695,868
Humana, Inc.	5,317	2,561,624
IDEXX Laboratories, Inc. (a)	3,500	1,216,670
Illumina, Inc. (a)	6,500	1,310,660
Incyte Corp. (a)	8,200	577,526
Intuitive Surgical, Inc. (a)	14,768	3,038,368
IQVIA Holdings, Inc. (a)	8,000	1,701,280
Johnson & Johnson	108,241	17,463,603
Laboratory Corp. of America Holdings	3,647	821,560
McKesson Corp.	5,929	2,175,943
Security Description	Shares	Value
Medtronic PLC	55,504	$ 4,879,912
Merck & Co., Inc.	103,398	8,826,053
Mettler-Toledo International, Inc. (a)	900	1,091,214
Moderna, Inc. (a)	14,200	1,878,234
Molina Healthcare, Inc. (a)	2,400	809,688
Organon & Co.	11,149	318,081
PerkinElmer, Inc.	5,332	720,140
Pfizer, Inc.	230,248	10,414,117
Quest Diagnostics, Inc.	5,058	633,818
Regeneron Pharmaceuticals, Inc. (a)	4,358	2,532,259
ResMed, Inc.	5,900	1,297,528
STERIS PLC	4,100	825,658
Stryker Corp.	13,795	2,830,734
Teleflex, Inc.	2,000	452,520
Thermo Fisher Scientific, Inc.	16,112	8,786,196
UnitedHealth Group, Inc.	38,522	20,005,630
Universal Health Services, Inc. Class B	3,200	313,088
Vertex Pharmaceuticals, Inc. (a)	10,548	2,972,004
Viatris, Inc.	49,672	474,368
Waters Corp. (a)	2,415	721,119
West Pharmaceutical Services, Inc.	3,100	919,739
Zimmer Biomet Holdings, Inc.	8,327	885,327
Zoetis, Inc.	19,528	3,056,718
		192,915,895
INDUSTRIALS — 7.9%
3M Co. (b)	23,743	2,952,442
A.O. Smith Corp.	5,200	293,540
Alaska Air Group, Inc. (a)	5,200	226,512
Allegion PLC	3,737	355,389
American Airlines Group, Inc. (a)	28,800	374,112
AMETEK, Inc.	9,301	1,117,608
Boeing Co. (a)	22,124	3,545,371
C.H. Robinson Worldwide, Inc.	5,382	614,355
Carrier Global Corp.	36,079	1,411,410
Caterpillar, Inc.	22,055	4,073,779
Cintas Corp.	3,622	1,473,575
Copart, Inc. (a)	8,800	1,052,920
CSX Corp.	87,677	2,774,977
Cummins, Inc.	5,844	1,258,622
Deere & Co.	11,454	4,183,574
Delta Air Lines, Inc. (a)	25,766	800,550
Dover Corp.	5,845	730,391
Eaton Corp. PLC	16,599	2,268,087
Emerson Electric Co.	24,369	1,991,922
Equifax, Inc.	5,095	961,681
Expeditors International of Washington, Inc.	6,844	704,179
Fastenal Co.	24,284	1,222,214
FedEx Corp.	9,650	2,034,317
Fortive Corp.	14,781	936,081

See accompanying notes to financial statements.
7

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2022

Security Description	Shares	Value
Fortune Brands Home & Security, Inc.	5,400	$ 331,722
Generac Holdings, Inc. (a)	2,600	573,066
General Dynamics Corp.	9,489	2,172,317
General Electric Co.	45,193	3,318,974
Honeywell International, Inc.	27,703	5,245,563
Howmet Aerospace, Inc.	14,463	512,424
Huntington Ingalls Industries, Inc.	1,800	414,468
IDEX Corp.	3,100	623,751
Illinois Tool Works, Inc.	11,671	2,273,861
Ingersoll Rand, Inc.	16,791	795,390
Jacobs Solutions, Inc.	5,457	679,833
JB Hunt Transport Services, Inc.	3,400	591,668
Johnson Controls International PLC	28,093	1,520,955
L3Harris Technologies, Inc.	8,012	1,828,258
Leidos Holdings, Inc.	5,500	522,775
Lockheed Martin Corp.	9,590	4,028,855
Masco Corp.	9,439	480,162
Nielsen Holdings PLC	14,775	411,336
Nordson Corp.	2,200	499,774
Norfolk Southern Corp.	9,668	2,350,581
Northrop Grumman Corp.	5,986	2,861,248
Old Dominion Freight Line, Inc.	3,900	1,058,499
Otis Worldwide Corp.	17,289	1,248,612
PACCAR, Inc.	13,935	1,219,452
Parker-Hannifin Corp.	5,314	1,408,210
Pentair PLC	7,291	324,450
Quanta Services, Inc.	6,093	860,941
Raytheon Technologies Corp.	60,652	5,443,517
Republic Services, Inc.	8,614	1,229,390
Robert Half International, Inc.	4,374	336,667
Rockwell Automation, Inc.	4,879	1,156,030
Rollins, Inc.	9,325	314,812
Snap-on, Inc.	2,272	494,978
Southwest Airlines Co. (a)	23,527	863,441
Stanley Black & Decker, Inc.	6,750	594,675
Textron, Inc.	9,106	568,032
Trane Technologies PLC	9,316	1,435,316
TransDigm Group, Inc.	2,200	1,320,858
Union Pacific Corp.	26,038	5,845,791
United Airlines Holdings, Inc. (a)	13,400	469,134
United Parcel Service, Inc. Class B	30,155	5,865,449
United Rentals, Inc. (a)	3,000	876,120
Verisk Analytics, Inc.	6,700	1,253,972
W.W. Grainger, Inc.	1,812	1,005,551
Waste Management, Inc.	15,904	2,688,253
Westinghouse Air Brake Technologies Corp.	7,982	699,622
Xylem, Inc.	7,234	659,017
		108,635,378
Security Description	Shares	Value
INFORMATION TECHNOLOGY — 27.4%
Accenture PLC Class A	26,082	$ 7,523,614
Adobe, Inc. (a)	19,313	7,212,247
Advanced Micro Devices, Inc. (a)	66,223	5,620,346
Akamai Technologies, Inc. (a)	6,734	607,945
Amphenol Corp. Class A	24,660	1,813,250
Analog Devices, Inc.	21,407	3,243,803
ANSYS, Inc. (a)	3,600	893,880
Apple, Inc.	632,318	99,413,036
Applied Materials, Inc.	36,053	3,391,506
Arista Networks, Inc. (a)	9,300	1,114,884
Autodesk, Inc. (a)	9,170	1,849,956
Automatic Data Processing, Inc.	17,365	4,244,180
Broadcom, Inc.	16,835	8,402,517
Broadridge Financial Solutions, Inc.	4,700	804,499
Cadence Design Systems, Inc. (a)	11,300	1,963,601
CDW Corp.	5,700	972,990
Ceridian HCM Holding, Inc. (a)	5,900	351,876
Cisco Systems, Inc.	169,729	7,590,281
Citrix Systems, Inc.	4,678	480,758
Cognizant Technology Solutions Corp. Class A	21,927	1,385,129
Corning, Inc.	31,250	1,072,500
DXC Technology Co. (a)	8,991	222,797
Enphase Energy, Inc. (a)	5,500	1,575,420
EPAM Systems, Inc. (a)	2,400	1,023,600
F5, Inc. (a)	2,659	417,623
Fidelity National Information Services, Inc.	25,186	2,301,245
Fiserv, Inc. (a)	23,484	2,376,346
FleetCor Technologies, Inc. (a)	3,200	680,096
Fortinet, Inc. (a)	26,500	1,290,285
Gartner, Inc. (a)	3,400	970,088
Global Payments, Inc.	11,918	1,480,573
Hewlett Packard Enterprise Co.	55,063	748,857
HP, Inc.	44,863	1,288,017
Intel Corp.	168,020	5,363,198
International Business Machines Corp.	36,947	4,745,842
Intuit, Inc.	11,526	4,976,696
Jack Henry & Associates, Inc.	3,100	595,820
Juniper Networks, Inc.	14,244	404,814
Keysight Technologies, Inc. (a)	7,700	1,261,953
KLA Corp.	6,273	2,158,727
Lam Research Corp.	5,781	2,531,558
Mastercard, Inc. Class A	35,449	11,498,592
Microchip Technology, Inc.	23,212	1,514,583
Micron Technology, Inc.	46,028	2,601,963
Microsoft Corp.	307,534	80,410,915
Monolithic Power Systems, Inc.	1,700	770,406
Motorola Solutions, Inc.	7,028	1,710,685
NetApp, Inc.	8,943	645,059
NortonLifeLock, Inc.	22,603	510,602

See accompanying notes to financial statements.
8

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2022

Security Description	Shares	Value
NVIDIA Corp.	102,848	$ 15,523,877
NXP Semiconductors NV	11,000	1,810,380
ON Semiconductor Corp. (a)	17,900	1,230,983
Oracle Corp.	65,270	4,839,770
Paychex, Inc.	13,231	1,631,912
Paycom Software, Inc. (a)	2,000	702,400
PayPal Holdings, Inc. (a)	47,358	4,425,131
PTC, Inc. (a)	4,400	505,516
Qorvo, Inc. (a)	4,500	404,010
QUALCOMM, Inc.	46,085	6,095,663
Roper Technologies, Inc.	4,335	1,745,184
Salesforce, Inc. (a)	41,005	6,401,701
Seagate Technology Holdings PLC	8,276	554,161
ServiceNow, Inc. (a)	8,200	3,563,884
Skyworks Solutions, Inc.	6,800	670,140
SolarEdge Technologies, Inc. (a)	2,200	607,134
Synopsys, Inc. (a)	6,400	2,214,528
TE Connectivity, Ltd.	13,449	1,697,398
Teledyne Technologies, Inc. (a)	1,926	709,461
Teradyne, Inc. (b)	6,700	567,088
Texas Instruments, Inc.	38,106	6,295,492
Trimble, Inc. (a)	10,400	657,800
Tyler Technologies, Inc. (a)	1,700	631,567
VeriSign, Inc. (a)	4,020	732,524
Visa, Inc. Class A	67,440	13,401,002
Western Digital Corp. (a)	13,106	553,860
Zebra Technologies Corp. Class A (a)	2,200	663,608
		374,865,332
MATERIALS — 2.6%
Air Products & Chemicals, Inc.	9,107	2,299,062
Albemarle Corp.	4,900	1,313,004
Amcor PLC	61,430	737,774
Avery Dennison Corp.	3,618	664,337
Ball Corp.	13,216	737,585
Celanese Corp.	4,500	498,870
CF Industries Holdings, Inc.	8,630	892,860
Corteva, Inc.	29,277	1,798,486
Dow, Inc.	30,410	1,550,910
DuPont de Nemours, Inc.	21,174	1,178,122
Eastman Chemical Co.	5,572	507,052
Ecolab, Inc.	10,489	1,718,413
FMC Corp.	5,222	564,394
Freeport-McMoRan, Inc.	60,564	1,792,695
International Flavors & Fragrances, Inc.	10,744	1,186,997
International Paper Co.	15,108	628,795
Linde PLC (a)	20,729	5,863,405
LyondellBasell Industries NV Class A	11,122	923,126
Martin Marietta Materials, Inc.	2,655	923,170
Mosaic Co.	15,516	835,847
Newmont Corp.	32,673	1,351,355
Nucor Corp.	10,706	1,423,256
Security Description	Shares	Value
Packaging Corp. of America	3,700	$ 506,604
PPG Industries, Inc.	9,788	1,242,880
Sealed Air Corp.	6,569	353,478
Sherwin-Williams Co.	9,861	2,288,738
Vulcan Materials Co.	5,290	880,732
Westrock Co.	11,048	448,438
		35,110,385
REAL ESTATE — 2.8%
Alexandria Real Estate Equities, Inc. REIT	6,200	951,080
American Tower Corp. REIT	18,782	4,771,567
AvalonBay Communities, Inc. REIT	5,829	1,171,104
Boston Properties, Inc. REIT	6,121	486,191
Camden Property Trust REIT	4,200	539,742
CBRE Group, Inc. Class A (a)	13,808	1,090,280
Crown Castle, Inc. REIT	17,842	3,047,949
Digital Realty Trust, Inc. REIT	11,700	1,446,471
Duke Realty Corp. REIT	15,700	923,945
Equinix, Inc. REIT	3,738	2,457,249
Equity Residential REIT	14,238	1,041,937
Essex Property Trust, Inc. REIT	2,655	703,734
Extra Space Storage, Inc. REIT	5,500	1,093,015
Federal Realty Investment Trust REIT	2,800	283,556
Healthpeak Properties, Inc. REIT	22,877	600,521
Host Hotels & Resorts, Inc. REIT	28,759	511,048
Iron Mountain, Inc. REIT	11,274	593,125
Kimco Realty Corp. REIT	26,816	565,281
Mid-America Apartment Communities, Inc. REIT	4,700	778,649
Prologis, Inc. REIT	30,045	3,740,903
Public Storage REIT	6,352	2,101,432
Realty Income Corp. REIT	23,700	1,618,236
Regency Centers Corp. REIT	5,799	352,811
SBA Communications Corp. REIT	4,500	1,463,625
Simon Property Group, Inc. REIT	13,435	1,370,101
UDR, Inc. REIT	12,200	547,414
Ventas, Inc. REIT	16,603	794,620
VICI Properties, Inc. REIT	39,700	1,309,703
Vornado Realty Trust REIT	6,046	158,526
Welltower, Inc. REIT	18,181	1,393,574
Weyerhaeuser Co. REIT	31,198	1,065,724
		38,973,113
UTILITIES — 3.1%
AES Corp.	29,159	742,097
Alliant Energy Corp.	9,800	598,192
Ameren Corp.	10,856	1,005,483
American Electric Power Co., Inc.	20,243	2,028,349

See accompanying notes to financial statements.
9

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2022

Security Description	Shares	Value
American Water Works Co., Inc.	7,600	$ 1,128,220
Atmos Energy Corp.	5,200	589,576
CenterPoint Energy, Inc.	26,635	839,802
CMS Energy Corp.	11,301	763,269
Consolidated Edison, Inc.	14,800	1,446,552
Constellation Energy Corp.	13,353	1,089,471
Dominion Energy, Inc.	33,224	2,717,723
DTE Energy Co.	8,039	1,047,803
Duke Energy Corp.	31,791	3,398,776
Edison International	15,305	1,037,220
Entergy Corp. (b)	8,400	968,520
Evergy, Inc.	9,399	644,113
Eversource Energy	14,143	1,268,486
Exelon Corp.	40,059	1,758,991
FirstEnergy Corp.	22,429	887,067
NextEra Energy, Inc.	80,928	6,883,736
NiSource, Inc.	15,578	459,707
NRG Energy, Inc.	9,498	392,077
Pinnacle West Capital Corp.	4,756	358,365
PPL Corp.	30,356	882,752
Public Service Enterprise Group, Inc.	20,836	1,341,005
Sempra Energy	13,024	2,148,569
Southern Co.	42,984	3,312,777
WEC Energy Group, Inc.	12,887	1,329,165
Xcel Energy, Inc.	22,200	1,648,350
		42,716,213
TOTAL COMMON STOCKS (Cost $312,734,986)		1,370,137,618

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.29% (d) (e)	100	$ 100
State Street Navigator Securities Lending Portfolio II (c) (f)	2,791,762	2,791,762
TOTAL SHORT-TERM INVESTMENTS (Cost $2,791,862)		2,791,862
TOTAL INVESTMENTS — 100.2% (Cost $315,526,848)		1,372,929,480
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(2,160,848)
NET ASSETS — 100.0%		$ 1,370,768,632
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at August 31, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended August 31, 2022 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended August 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2022.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At August 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	22	09/16/2022	$4,116,016	$4,352,150	$236,134

During the period ended August 31, 2022, average notional value related to futures contracts was $16,368,554.
See accompanying notes to financial statements.
10

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,370,137,618	$—	$—	$1,370,137,618
Short-Term Investments	2,791,862	—	—	2,791,862
TOTAL INVESTMENTS	$1,372,929,480	$—	$—	$1,372,929,480
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 236,134	$—	$—	$ 236,134
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 236,134	$—	$—	$ 236,134
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,373,165,614	$—	$—	$1,373,165,614
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 8/31/21	Value at 8/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/22	Value at 8/31/22	Dividend Income
State Street Corp.	15,847	$ 1,472,345	$ —	$ 67,854	$45,753	$(421,782)	15,047	$1,028,462	$34,307
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,985,484	19,985,484	160,114,879	180,100,263	—	—	100	100	24,016
State Street Navigator Securities Lending Portfolio II	1,230,063	1,230,063	16,479,203	14,917,504	—	—	2,791,762	2,791,762	2,369
Total		$22,687,892	$176,594,082	$195,085,621	$45,753	$(421,782)		$3,820,324	$60,692
See accompanying notes to financial statements.
11

State Street S&P 500 Index Fund
Statement of Assets and Liabilities
August 31, 2022

ASSETS
Investments in unaffiliated issuers, at value*	$1,369,109,156
Investments in affiliated issuers, at value	3,820,324
Total Investments	1,372,929,480
Receivable from broker — accumulated variation margin on futures contracts	172,791
Receivable for fund shares sold	105,438
Dividends receivable — unaffiliated issuers	2,247,111
Dividends receivable — affiliated issuers	4,016
Securities lending income receivable — unaffiliated issuers	94
Securities lending income receivable — affiliated issuers	542
Receivable from Adviser	43
Prepaid expenses and other assets	13,287
TOTAL ASSETS	1,375,472,802
LIABILITIES
Net Cash at Broker	28,548
Due to custodian	264,493
Payable upon return of securities loaned	2,791,762
Payable for fund shares repurchased	1,248,101
Advisory fee payable	64,977
Custodian fees payable	14,397
Administration fees payable	41,690
Shareholder servicing fee payable	29,575
Distribution fees payable	45,595
Trustees’ fees and expenses payable	1,146
Transfer agent fees payable	63,240
Registration and filing fees payable	477
Professional fees payable	61,652
Printing and postage fees payable	44,384
Accrued expenses and other liabilities	4,133
TOTAL LIABILITIES	4,704,170
NET ASSETS	$1,370,768,632
NET ASSETS CONSIST OF:
Paid-in Capital	$ 263,220,202
Total distributable earnings (loss)	1,107,548,430
NET ASSETS	$1,370,768,632
NET ASSET VALUE PER SHARE
Net asset value per share	$ 226.34
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,056,266
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 312,341,467
Investments in affiliated issuers	3,185,381
Total cost of investments	$ 315,526,848
* Includes investments in securities on loan, at value	$ 4,618,187
See accompanying notes to financial statements.
12

State Street S&P 500 Index Fund
Statement of Operations
For the Year Ended August 31, 2022

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 1,749
Dividend income — unaffiliated issuers	22,785,644
Dividend income — affiliated issuers	58,323
Unaffiliated securities lending income	751
Affiliated securities lending income	2,369
Foreign taxes withheld	(4,721)
TOTAL INVESTMENT INCOME (LOSS)	22,844,115
EXPENSES
Advisory fee	466,243
Administration fees	777,072
Shareholder servicing fees	372,995
Distribution fees	575,033
Custodian fees	79,309
Trustees’ fees and expenses	33,066
Transfer agent fees	184,746
Registration and filing fees	46,910
Professional fees and expenses	60,297
Printing and postage fees	84,635
Insurance expense	15,065
Miscellaneous expenses	15,447
TOTAL EXPENSES	2,710,818
Expenses waived/reimbursed by the Adviser	(271,063)
NET EXPENSES	2,439,755
NET INVESTMENT INCOME (LOSS)	$ 20,404,360
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	98,397,546
Investments — affiliated issuers	45,753
Futures contracts	(820,543)
Net realized gain (loss)	97,622,756
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(295,793,320)
Investments — affiliated issuers	(421,782)
Futures contracts	(1,217,656)
Net change in unrealized appreciation/depreciation	(297,432,758)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(199,810,002)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(179,405,642)
See accompanying notes to financial statements.
13

State Street S&P 500 Index Fund
Statements of Changes in Net Assets

	Year Ended 8/31/22	Year Ended 8/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 20,404,360	$ 20,651,490
Net realized gain (loss)	97,622,756	261,796,619
Net change in unrealized appreciation/depreciation	(297,432,758)	136,365,655
Net increase (decrease) in net assets resulting from operations	(179,405,642)	418,813,764
Distributions to shareholders	(181,920,500)	(210,170,347)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	150,445,702	212,581,202
Reinvestment of distributions	177,563,946	204,655,169
Cost of shares redeemed	(305,023,751)	(526,227,206)
Net increase (decrease) in net assets from beneficial interest transactions	22,985,897	(108,990,835)
Net increase (decrease) in net assets during the period	(338,340,245)	99,652,582
Net assets at beginning of period	1,709,108,877	1,609,456,295
NET ASSETS AT END OF PERIOD	$1,370,768,632	$1,709,108,877
SHARES OF BENEFICIAL INTEREST:
Shares sold	580,960	825,394
Reinvestment of distributions	684,802	871,746
Shares redeemed	(1,167,653)	(2,085,747)
Net increase (decrease)	98,109	(388,607)
See accompanying notes to financial statements.
14

State Street S&P 500 Index Fund
Financial Highlights
Selected data for a share outstanding throughout each period

	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20(a)	Year Ended 8/31/19(a)(b)	Year Ended 8/31/18(a)(b)
Net asset value, beginning of period	$ 286.85	$ 253.59	$ 222.06	$ 244.74	$ 215.94
Income (loss) from investment operations:
Net investment income (loss) (c)	3.36	3.43	4.55	4.38(d)(e)	3.96(d)(e)
Net realized and unrealized gain (loss)	(32.17)	66.60	42.08	(2.52)	36.72
Total from investment operations	(28.81)	70.03	46.63	1.86	40.68
Distributions to shareholders from:
Net investment income	(4.54)	(2.88)	(4.20)	(4.26)	(4.68)
Net realized gains	(27.16)	(33.89)	(10.90)	(20.28)	(7.20)
Total distributions	(31.70)	(36.77)	(15.10)	(24.54)	(11.88)
Net asset value, end of period	$ 226.34	$ 286.85	$ 253.59	$ 222.06	$ 244.74
Total return (f)	(11.36)%	31.01%	22.14%	2.71%	19.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,370,769	$1,709,109	$1,609,456	$1,527,785	$1,606,947
Ratios to average net assets:
Total expenses	0.17%	0.18%	0.19%	0.20%	0.20%
Net expenses	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)
Net investment income (loss)	1.31%(d)(e)	1.33%(d)(e)	2.02%(d)(e)	2.00%(d)(e)	1.74%(d)(e)
Portfolio turnover rate	2%	4%	5%	3%(g)	2%(g)
(a)	After the close of trading on April 17, 2020, State Street S&P 500 Index Fund underwent a 1-for-6 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio prior to the discontinuance of the master feeder structure.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Reflects amounts waived by the administrator.
(e)	Reflects amounts waived and/or reimbursed by the investment adviser.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(g)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
15

SSGA Funds
STATE STREET S&P 500 INDEX FUND
Notes to Financial Statements — August 31, 2022

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of August 31, 2022, the Trust consists of two (2) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee" ) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street S&P 500 Index Fund	Class N	December 30, 1992	Diversified
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
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STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2022

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of August 31, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
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STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2022

3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended August 31, 2022, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of August 31, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$172,791	$—	$172,791
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$(820,543)	$—	$(820,543)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	(1,217,656)	$—	(1,217,656)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.03% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2022 to waive up to the full amount of the advisory fee payable by the Fund and/or reimburse the Fund to the extent that total annual Fund operating expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated
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STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2022

prior to December 31, 2022 except with the approval of the Board. During the year ended August 31, 2022, SSGA FM agreed to reimburse fees of $115,648.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2022. For the year ended August 31, 2022, SSGA FM waived fees in the amount of $155,415.The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class N shares and for services provided to shareholders in that class (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Additionally, the Board approved a limit of 0.062% of average daily net assets on the amount of Rule 12b-1 fees paid to the Distributor.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Effective January 1, 2022, net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains Eighty Five percent (85%) of the net proceeds and Fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains Ninety percent (90%) of the net proceeds and Ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Fund and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended August 31, 2022 are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees, who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2022

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended August 31, 2022 were as follows:
	Purchases	Sales
State Street S&P 500 Index Fund	$28,204,784	$142,319,013
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, wash sale loss deferrals, and futures contracts. In addition, the Fund has claimed a portion of the payments made to redeeming shareholder as a distribution for income tax purposes.
The tax character of distributions paid during the year ended August 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street S&P 500 Index Fund	$32,277,987	$149,642,513	$181,920,500
The tax character of distributions paid during the year ended August 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street S&P 500 Index Fund	$ 23,910,683	$ 186,259,664	$ 210,170,347
At August 31, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street S&P 500 Index Fund	$3,487,278	$—	$77,615,858	$1,027,468,623	$(1,023,329)	$1,107,548,430
As of  August 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street S&P 500 Index Fund	$345,696,991	$1,044,084,302	$16,615,679	$1,027,468,623
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SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2022

8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of August 31, 2022, and the value of the invested cash collateral are disclosed in the Fund's Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of August 31, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street S&P 500 Index Fund	$ 4,618,187	$ 2,791,762	$ 1,987,388	$ 4,779,150
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of August 31, 2022:
		Remaining Contractual Maturity of the Agreements as of August 31, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street S&P 500 Index Fund	Common Stocks	$2,791,762	$—	$—	$—	$2,791,762	$2,791,762
9.    Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate. Prior to October 7, 2021, the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
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STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2022

The Fund had no outstanding loans as of August 31, 2022.
10.    Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
22

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of State Street S&P 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street S&P 500 Index Fund (the “Fund”) (one of the funds constituting SSGA Funds (the “Trust”)), including the schedule of investments, as of August 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting SSGA Funds) at August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
October 25, 2022
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SSGA FUNDS
State Street S&P 500 Index Fund
Other Information — August 31, 2022 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from March 1, 2022 to August 31, 2022.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street S&P 500 Index Fund	0.16%	$910.90	$0.77	$1,024.40	$0.82
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
24

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended August 31, 2022.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
The Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended August 31, 2022, is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Capital Gain Dividend
Long term capital gains dividends were paid from the following Fund during the year ended August 31, 2022:
Amount
State Street S&P 500 Index Fund	$155,365,534
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SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-800-997-7327 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete Schedule of Investments are filed with the SEC as an exhibit on Form N-PORT, which can be found on the Fund's website at www.ssga.com and the SEC’s website at www.sec.gov. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the SSGA Funds (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to State Street S&P 500 Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
______________________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
27

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, as applicable, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
28

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.  The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.  The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021.  For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street S&P 500 Index Fund.  The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
29

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street S&P 500 Index Fund.  The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
30

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	59	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1988	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Europe, Limited (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	59	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	59	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present);Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019);
					Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	59	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1988	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	59	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 to 2017) Investment Committee Member, Woodruff Arts Center; 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
31

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	59	None.
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	59	Director, Manning & Napier Fund Inc. (2021 – present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	59	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected: 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	59	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

32

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Treasurer	Term: Indefinite Elected: 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 – present); Assistant Vice President, State Street Bank and Trust Company (May 2014 – May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Elected: 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
33

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

34

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State Street S&P 500 Index Fund
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Margaret McLaughlin
George Pereira
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Transfer and Dividend Paying Agent
DST Asset Manager Solutions Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSGASPFDAR

Annual Report
August 31, 2022
SSGA Funds
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

State Street International Stock Selection Fund
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
State Street International Stock Selection Fund (the “Fund”) seeks to provide long-term capital growth by investing primarily in securities of foreign issuers. The Fund’s benchmark is the MSCI EAFE Net Dividend Index (the “Index”).
For the 12-month period ended August 31, 2022 (the “Reporting Period”), the total return for the Fund’s Class K was –19.42%, and the Index was –19.80%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Value, sentiment and quality based factors were primary drivers of Fund performance during the Reporting Period relative to the Index. All three themes yielded positive spreads as companies with lower valuation, good market sentiment and higher quality outperformed their more expensive, bad market sentiment and lower quality peers.
Stock selection in each of the Industrials and Information Technology sectors was the largest positive contribution to Fund performance, while stock selection in the Consumer Staples and Materials sectors was the largest negative contribution to excess return relative to the Index.
The Fund used futures in order to equitize cash during the Reporting Period. The Fund’s use of MSCI EAFE futures did not materially impact Fund performance relative to the Index as it is held only to equitize cash, and the futures contract tracks the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Marubeni Corporation, Glencore PLC and Equinor ASA. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Anglo America PLC, Total Energies and Deutsche Post AG.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street International Stock Selection Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Past performance is not a guarantee of future results.
The growth of $10,000 is cumulative. The performance of other shares classes will vary based on the sales charges and the fee structure of those classes.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Line graph is based on cumulative total return.
Average Annual Total Returns as of August 31, 2022
	Total Return One Year Ended August 31, 2022	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Five Years Ended August 31, 2022	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Ten Years Ended August 31, 2022	Adjusted for the Maximum Sales Charge (Max 5.25% Load)
State Street International Stock Selection Fund Class A	(19.76%)	(24.00%)	(1.45%)	(2.50%)	3.83%	3.27%
State Street International Stock Selection Fund Class I	(19.47%)	N/A	(1.03%)	N/A	4.17%	N/A
State Street International Stock Selection Fund Class K	(19.42%)	N/A	(0.96%)	N/A	4.25%	N/A
State Street International Stock Selection Fund Class N	(19.61%)	N/A	(1.21%)	N/A	4.05%	N/A
MSCI ® EAFE® Net Dividend Index (reflects no deduction for fees, expenses or taxes) (1)	(19.80%)	N/A	1.63%	N/A	5.00%	N/A
(1)	The MSCI® EAFE® Net Dividend Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI® EAFE® Net Dividend Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
See accompanying notes to financial statements.
2

State Street International Stock Selection Fund
Performance Summary (Unaudited)  (continued)
The maximum sales charge for Class A shares is 5.25%. A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. Class I, Class K, and Class N are not subject to a sales charge.
Adjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees and the maximum sales load of Class A. Unadjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees. Unadjusted returns do not reflect sales charges and would have been lower if they had. Performance shown for the periods prior to the inception of Class I and K shares on July 7, 2014, reflects the historical performance of the Fund’s Class N shares. Had the Fund’s Class I and K fees been reflected, the returns shown for those periods would have been higher.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance includes reinvestment of all distributions. The gross expense ratio for the State Street International Stock Selection Fund as stated in the Fees and Expenses table of the most recent prospectus is 1.46%, 1.21%, 1.01%, and 1.26% for Class A, I, K, and N, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Performance data reflects an expense limitation currently in effect, without which returns would have been lower.
See accompanying notes to financial statements.
3

State Street International Stock Selection Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of August 31, 2022

Description	% of Net Assets
Roche Holding AG	2.3%
Novartis AG	2.0
BP PLC	1.6
British American Tobacco PLC	1.5
Shell PLC	1.4
TOTAL	8.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
August 31, 2022

Security Description	Shares	Value
COMMON STOCKS — 90.8%
AUSTRALIA — 10.4%
Ampol, Ltd.	15,714	$ 369,348
Aurizon Holdings, Ltd.	403,587	1,020,725
Austal, Ltd.	104,750	183,216
BHP Group, Ltd.	72,837	1,986,994
Brambles, Ltd.	29,670	249,709
Coles Group, Ltd.	128,377	1,536,566
Genworth Mortgage Insurance Australia, Ltd.	23,408	45,037
Glencore PLC (a)	360,440	1,970,727
GPT Group REIT	380,178	1,083,319
GrainCorp, Ltd. Class A	55,459	313,674
Growthpoint Properties Australia, Ltd. REIT	171,430	410,065
Incitec Pivot, Ltd.	297,122	785,191
JB Hi-Fi, Ltd. (b)	6,556	180,813
NRW Holdings, Ltd.	281,136	467,361
Orora, Ltd.	32,835	73,957
Rio Tinto PLC	12,631	697,361
Scentre Group REIT	822,113	1,633,781
Seven West Media, Ltd. (a)(b)	449,266	158,071
SmartGroup Corp., Ltd.	81,249	328,137
Sonic Healthcare, Ltd.	64,603	1,493,943
Stockland REIT	53,139	130,715
Vicinity Centres REIT	1,154,905	1,512,012
Woodside Energy Group, Ltd.	2,140	49,709
		16,680,431
AUSTRIA — 0.1%
Strabag SE	3,520	135,306
BELGIUM — 0.4%
Bekaert SA	19,019	583,368
CHINA — 0.0% (c)
Kerry Logistics Network, Ltd.	23,500	51,666
DENMARK — 2.4%
AP Moller - Maersk A/S Class A	36	84,100
AP Moller - Maersk A/S Class B	551	1,321,933
D/S Norden A/S	8,635	402,600
Matas A/S	20,419	209,402
Novo Nordisk A/S Class B	8,398	897,862
Solar A/S Class B	2,952	238,666
Sydbank A/S	24,948	720,894
		3,875,457
FINLAND — 2.7%
Citycon Oyj (a)(b)	73,124	518,180
Kesko Oyj Class B	17,139	360,564
Nokia Oyj	327,375	1,649,762
Nordea Bank Abp	191,471	1,775,290
		4,303,796
FRANCE — 8.4%
Arkema SA	13,594	1,147,628
BNP Paribas SA	790	36,711
Capgemini SE	8,784	1,517,682
Security Description	Shares	Value
Carmila SA REIT (a)	27,053	$ 430,851
Cie de Saint-Gobain	32,099	1,292,875
Cie des Alpes (a)	7,574	119,819
Coface SA	60,316	603,128
Derichebourg SA	36,040	202,743
Eiffage SA	17,023	1,497,257
Ipsen SA	12,975	1,243,487
LVMH Moet Hennessy Louis Vuitton SE	823	531,055
Publicis Groupe SA (a)	26,919	1,314,328
Rexel SA (a)	42,290	686,872
Sanofi	25,754	2,105,384
Societe Generale SA	31,725	699,391
		13,429,211
GEORGIA — 0.4%
TBC Bank Group PLC	31,140	641,751
GERMANY — 5.8%
Bayer AG	34,543	1,826,910
Bayerische Motoren Werke AG	19,672	1,449,406
Bilfinger SE	18,771	557,336
Elmos Semiconductor SE	7,653	324,657
GFT Technologies SE	8,677	288,448
Mercedes-Benz Group AG	8,302	465,457
Merck KGaA	8,244	1,416,154
RWE AG	32,693	1,248,134
Telefonica Deutschland Holding AG	342,138	888,171
Volkswagen AG	279	51,607
Wacker Chemie AG	5,096	724,742
		9,241,022
HONG KONG — 0.6%
Hutchison Port Holdings Trust Stapled Security	1,760,400	377,741
Kerry Properties, Ltd.	30,000	69,166
Luk Fook Holdings International, Ltd.	14,000	35,788
Sun Hung Kai & Co., Ltd.	156,000	71,898
Texhong Textile Group, Ltd.	174,500	163,951
WH Group, Ltd. (d)	433,000	295,013
		1,013,557
INDONESIA — 1.0%
Bumitama Agri, Ltd.	565,000	252,416
First Pacific Co., Ltd.	1,970,000	759,698
Golden Agri-Resources, Ltd.	3,099,100	621,273
		1,633,387
ISRAEL — 1.3%
Bank Leumi Le-Israel BM	152,877	1,616,096
Delek Automotive Systems, Ltd.	17,547	270,588
ICL Group, Ltd.	15,643	149,370
ZIM Integrated Shipping Services, Ltd. (b)	1,400	50,526
		2,086,580

See accompanying notes to financial statements.
5

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2022

Security Description	Shares	Value
ITALY — 0.5%
Eni SpA	20,644	$ 243,866
Sanlorenzo SpA/Ameglia	6,313	198,339
Unipol Gruppo SpA	70,281	294,308
		736,513
JAPAN — 22.4%
Astellas Pharma, Inc.	28,700	406,902
Brother Industries, Ltd.	51,600	987,495
Canon, Inc.	70,300	1,683,636
Citizen Watch Co., Ltd.	9,800	41,872
Dai Nippon Printing Co., Ltd.	38,200	804,065
Dai-ichi Life Holdings, Inc.	63,100	1,090,242
Dentsu Group, Inc.	23,300	750,377
Dexerials Corp. (b)	17,400	483,782
Electric Power Development Co., Ltd.	2,900	44,672
Fujikura, Ltd.	52,900	375,658
Idec Corp.	5,900	123,262
Idemitsu Kosan Co., Ltd. (b)	41,500	1,094,241
ITOCHU Corp.	21,000	577,935
Japan Post Holdings Co., Ltd.	241,500	1,666,056
Japan Post Insurance Co., Ltd.	81,100	1,242,258
Japan Tobacco, Inc.	68,100	1,153,847
Kawasaki Kisen Kaisha, Ltd. (b)	500	31,634
KDDI Corp.	53,200	1,627,980
Marubeni Corp.	159,800	1,665,481
Mazda Motor Corp.	172,500	1,527,678
Mitsui & Co., Ltd.	80,500	1,889,264
Mitsui OSK Lines, Ltd. (b)	31,500	820,688
NGK Insulators, Ltd.	63,700	909,475
NGK Spark Plug Co., Ltd.	36,400	746,842
Nippon Telegraph & Telephone Corp.	61,300	1,661,492
Nippon Yusen KK (b)	17,600	1,342,425
Ono Pharmaceutical Co., Ltd.	35,500	847,391
ORIX Corp.	98,200	1,614,150
Osaka Soda Co., Ltd. (b)	4,900	132,995
Renesas Electronics Corp. (a)	104,800	992,304
SCREEN Holdings Co., Ltd.	8,800	584,522
Seiko Epson Corp.	45,900	721,264
Sekisui House, Ltd.	37,400	635,973
Sompo Holdings, Inc.	8,300	355,873
Sumitomo Forestry Co., Ltd.	3,000	50,722
Takeda Pharmaceutical Co., Ltd.	54,800	1,514,675
Tokyo Gas Co., Ltd.	32,100	602,235
Tomy Co., Ltd.	6,700	63,515
Topcon Corp.	15,800	213,130
TOPPAN, INC.	66,400	1,042,788
Toyo Seikan Group Holdings, Ltd.	3,700	43,785
Toyota Motor Corp.	102,200	1,529,429
		35,694,010
LUXEMBOURG — 0.8%
ArcelorMittal SA	55,378	1,314,348
Security Description	Shares	Value
NETHERLANDS — 3.5%
ASML Holding NV	1,622	$ 791,723
ASR Nederland NV	18,295	746,696
Brunel International NV	27,125	253,970
Eurocommercial Properties NV REIT	10,739	224,753
Koninklijke Ahold Delhaize NV	2,392	65,796
Koninklijke KPN NV	56,976	181,303
NN Group NV	13,020	535,096
OCI NV	4,067	152,687
Shell PLC	84,709	2,242,081
TKH Group NV	11,166	389,555
		5,583,660
NIGERIA — 0.1%
Airtel Africa PLC	106,493	163,489
NORWAY — 2.3%
Austevoll Seafood ASA	19,764	211,855
Elkem ASA (a)(d)	203,881	811,354
Equinor ASA	50,409	1,956,405
Golden Ocean Group, Ltd.	4,113	38,765
Grieg Seafood ASA	47,763	577,889
Stolt-Nielsen, Ltd.	3,370	72,015
		3,668,283
PORTUGAL — 0.4%
Sonae SGPS SA	629,771	633,008
SINGAPORE — 0.6%
STMicroelectronics NV	28,742	1,001,663
SPAIN — 1.1%
Aedas Homes SA (d)	4,355	76,590
Banco Bilbao Vizcaya Argentaria SA	183,423	823,054
Telefonica SA (b)	189,793	783,279
		1,682,923
SWEDEN — 2.9%
Bilia AB Class A	32,499	404,319
Boliden AB (a)	5,476	175,353
Clas Ohlson AB Class B	29,226	263,626
Coor Service Management Holding AB (d)	87,447	677,096
Evolution AB (d)	1,829	146,326
Inwido AB	57,461	561,933
Loomis AB	28,257	763,321
New Wave Group AB Class B	43,559	700,624
SSAB AB Class A	150,382	723,300
Swedish Orphan Biovitrum AB (a)	5,890	130,062
Telia Co. AB	29,855	105,082
		4,651,042
SWITZERLAND — 7.7%
Cie Financiere Richemont SA Class A	2,264	253,180
Holcim AG (a)	19,003	842,318
Mobilezone Holding AG	42,080	696,638

See accompanying notes to financial statements.
6

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2022

Security Description	Shares	Value
Novartis AG	40,410	$ 3,268,685
Roche Holding AG Bearer Shares (b)	217	82,885
Roche Holding AG	11,571	3,728,655
Swiss Life Holding AG	2,611	1,364,709
UBS Group AG	126,235	2,000,410
		12,237,480
UNITED KINGDOM — 11.7%
3i Group PLC	85,776	1,207,408
AstraZeneca PLC	5,796	716,921
Balfour Beatty PLC (b)	104,580	382,938
BP PLC	497,175	2,540,527
British American Tobacco PLC	60,076	2,406,209
Burberry Group PLC	70,642	1,428,995
CK Hutchison Holdings, Ltd.	125,000	807,207
Coca-Cola Europacific Partners PLC	14,700	722,799
Diageo PLC	2,894	125,734
Inchcape PLC (b)	74,260	652,089
Legal & General Group PLC	505,535	1,480,747
Man Group PLC	224,111	633,308
Morgan Sindall Group PLC	26,530	529,664
NatWest Group PLC	507,965	1,449,562
OSB Group PLC	110,303	703,260
Redde Northgate PLC	83,463	332,085
Redrow PLC (b)	24,775	145,540
SSE PLC	44,602	854,696
Tesco PLC	529,283	1,528,712
		18,648,401
UNITED STATES — 3.3%
GSK PLC	96,025	1,534,961
Nestle SA	17,333	2,028,358
Stellantis NV	126,300	1,682,383
		5,245,702
TOTAL COMMON STOCKS (Cost $159,135,708)		144,936,054

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.29% (e)(f)	100	$ 100
State Street Navigator Securities Lending Portfolio II (g)(h)	1,198,958	1,198,958
TOTAL SHORT-TERM INVESTMENTS (Cost $1,199,058)		1,199,058
TOTAL INVESTMENTS — 91.5% (Cost $160,334,766)		146,135,112
OTHER ASSETS IN EXCESS OF LIABILITIES — 8.5%		13,494,457
NET ASSETS — 100.0%		$ 159,629,569
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at August 31, 2022.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of August 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended August 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at August 31, 2022.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended August 31, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At August 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	17	09/16/2022	$1,573,945	$1,553,035	$(20,910)

During the year ended August 31, 2022, average notional value related to futures contracts was $1,920,427.
See accompanying notes to financial statements.
7

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,341,995	$142,594,059	$—	$144,936,054
Short-Term Investments	1,199,058	—	—	1,199,058
TOTAL INVESTMENTS	$3,541,053	$142,594,059	$—	$ 146,135,112
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(20,910)	—	—	(20,910)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (20,910)	$ —	$—	$ (20,910)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of August 31, 2022

% of Net Assets
Pharmaceuticals	12.3%
Insurance	5.9
Oil, Gas & Consumable Fuels	5.3
Banks	4.9
Metals & Mining	4.7
Automobiles	4.2
Equity Real Estate Investment Trusts (REITs)	3.4
Trading Companies & Distributors	3.2
Food Products	3.0
Food & Staples Retailing	2.8
Commercial Services & Supplies	2.7
Marine	2.6
Chemicals	2.4
Capital Markets	2.4
Semiconductors & Semiconductor Equipment	2.3
Diversified Telecommunication Services	2.3
Tobacco	2.2
Technology Hardware, Storage & Peripherals	2.1
Textiles, Apparel & Luxury Goods	1.9
Construction & Engineering	1.9
Media	1.4
Specialty Retail	1.3
Building Products	1.2
IT Services	1.1
Wireless Telecommunication Services	1.1
Communications Equipment	1.0
Diversified Financial Services	1.0
Health Care Providers & Services	0.9
Road & Rail	0.8
Independent Power and Renewable Electricity Producers	0.8
Machinery	0.6
Electrical Equipment	0.6
Electric Utilities	0.5
Beverages	0.5
Construction Materials	0.5
Household Durables	0.5
Industrial Conglomerates	0.5
Thrifts & Mortgage Finance	0.5
Auto Components	0.5
Electronic Equipment, Instruments & Components	0.5
Real Estate Management & Development	0.4
Distributors	0.4
Gas Utilities	0.4
Professional Services	0.4
Transportation Infrastructure	0.2
See accompanying notes to financial statements.
8

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2022

% of Net Assets
Hotels, Restaurants & Leisure	0.2%
Leisure Equipment & Products	0.2
Aerospace & Defense	0.1
Biotechnology	0.1
Containers & Packaging	0.1
Consumer Finance	0.0*
Air Freight & Logistics	0.0*
Short-Term Investments	0.7
Other Assets in Excess of Liabilities	8.5
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/21	Value at 8/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/22	Value at 8/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	738,939	$ 738,940	$54,270,694	$55,009,534	$—	$—	100	$ 100	$ 9,655
State Street Navigator Securities Lending Portfolio II	1,372,214	1,372,214	38,904,969	39,078,225	—	—	1,198,958	1,198,958	35,350
Total		$ 2,111,154	$93,175,663	$94,087,759	$—	$—		$1,199,058	$45,005
See accompanying notes to financial statements.
9

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Assets and Liabilities
August 31, 2022

ASSETS
Investments in unaffiliated issuers, at value*	$144,936,054
Investments in affiliated issuers, at value	1,199,058
Total Investments	146,135,112
Foreign currency, at value	1,085,817
Net cash at broker	89,665
Receivable for fund shares sold	12,686,763
Dividends receivable — unaffiliated issuers	566,675
Dividends receivable — affiliated issuers	1,752
Securities lending income receivable — unaffiliated issuers	1,302
Securities lending income receivable — affiliated issuers	3,289
Receivable from Adviser	36,504
Net receivable for foreign taxes recoverable	577,926
Prepaid expenses and other assets	1,481
TOTAL ASSETS	161,186,286
LIABILITIES
Due to custodian	17,697
Payable upon return of securities loaned	1,198,958
Payable for fund shares repurchased	88,154
Payable to broker – variation margin on open futures contracts	20,910
Deferred foreign taxes payable	350
Advisory fee payable	90,375
Custodian fees payable	18,468
Administration fees payable	5,547
Shareholder servicing fee payable	1,424
Distribution fees payable	18,086
Trustees’ fees and expenses payable	537
Transfer agent fees payable	33,407
Sub-transfer agent fee payable	238
Registration and filing fees payable	873
Professional fees payable	39,819
Printing and postage fees payable	21,357
Accrued expenses and other liabilities	517
TOTAL LIABILITIES	1,556,717
NET ASSETS	$159,629,569
NET ASSETS CONSIST OF:
Paid-in Capital	$187,049,499
Total distributable earnings (loss)**	(27,419,930)
NET ASSETS	$159,629,569
Class A
Net Assets	$ 3,725,028
Shares Outstanding	408,887
Net asset value, offering and redemption price per share	$ 9.11
Maximum sales charge	5.25%
Maximum offering price per share	$ 9.61
Class I
Net Assets	$ 2,604,347
Shares Outstanding	283,898
Net asset value, offering and redemption price per share	$ 9.17
Class K
Net Assets	$ 66,730,823
Shares Outstanding	7,274,458
Net asset value, offering and redemption price per share	$ 9.17
Class N
Net Assets	$ 86,569,371
Shares Outstanding	9,425,155
Net asset value, offering and redemption price per share	$ 9.18
See accompanying notes to financial statements.
10

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Assets and Liabilities  (continued)
August 31, 2022

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$159,135,708
Investments in affiliated issuers	1,199,058
Total cost of investments	$160,334,766
Foreign currency, at cost	$ 1,090,554
* Includes investments in securities on loan, at value	$ 3,939,956
See accompanying notes to financial statements.
11

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Operations
For the Year Ended August 31, 2022

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 8,079,071
Dividend income — affiliated issuers	9,655
Unaffiliated securities lending income	49,882
Affiliated securities lending income	35,350
Foreign taxes withheld	(753,282)
TOTAL INVESTMENT INCOME (LOSS)	7,420,676
EXPENSES
Advisory fee	1,340,152
Administration fees	89,344
Shareholder servicing fees
Class N	23,974
Distribution fees
Class A	10,583
Class N	234,531
Custodian fees	102,455
Trustees’ fees and expenses	22,844
Transfer agent fees	81,954
Class A	8,535
Class I	1,802
Registration and filing fees	71,225
Professional fees and expenses	38,081
Printing and postage fees	18,021
Insurance expense	1,836
Taxes and fees	2,183
Miscellaneous expenses	4,779
TOTAL EXPENSES	2,052,299
Expenses waived/reimbursed by the Adviser	(430,560)
NET EXPENSES	1,621,739
NET INVESTMENT INCOME (LOSS)	$ 5,798,937
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(4,252,445)
Foreign currency transactions	18,657
Futures contracts	(557,329)
Net realized gain (loss)	(4,791,117)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	(37,722,456)
Foreign currency translations	(126,551)
Futures contracts	(20,947)
Net change in unrealized appreciation/depreciation	(37,869,954)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(42,661,071)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(36,862,134)
See accompanying notes to financial statements.
12

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statements of Changes in Net Assets

	Year Ended 8/31/22	Year Ended 8/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 5,798,937	$ 5,186,023
Net realized gain (loss)	(4,791,117)	22,343,154
Net change in unrealized appreciation/depreciation	(37,869,954)	18,500,083
Net increase (decrease) in net assets resulting from operations	(36,862,134)	46,029,260
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(187,690)	(79,462)
Class I	(140,625)	(55,371)
Class K	(3,772,129)	(1,427,961)
Class N	(4,922,997)	(2,064,307)
Total distributions to shareholders	(9,023,441)	(3,627,101)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from shares sold	352,002	298,858
Reinvestment of distributions	187,689	79,462
Cost of shares redeemed	(361,993)	(885,198)
Net increase (decrease) from capital share transactions	177,698	(506,878)
Class I
Proceeds from shares sold	419,672	522,871
Reinvestment of distributions	135,836	54,572
Cost of shares redeemed	(607,779)	(380,406)
Net increase (decrease) from capital share transactions	(52,271)	197,037
Class K
Proceeds from shares sold	40,971,886	8,621,813
Reinvestment of distributions	3,772,129	1,427,961
Cost of shares redeemed	(37,489,034)	(9,080,362)
Net increase (decrease) from capital share transactions	7,254,981	969,412
Class N
Proceeds from shares sold	4,197,758	4,614,275
Reinvestment of distributions	4,877,616	2,043,169
Cost of shares redeemed	(13,224,128)	(18,281,351)
Net increase (decrease) from capital share transactions	(4,148,754)	(11,623,907)
Net increase (decrease) in net assets from beneficial interest transactions	3,231,654	(10,964,336)
Net increase (decrease) in net assets during the period	(42,653,921)	31,437,823
Net assets at beginning of period	202,283,490	170,845,667
NET ASSETS AT END OF PERIOD	$159,629,569	$202,283,490
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	33,934	29,750
Reinvestment of distributions	16,773	7,604
Shares redeemed	(33,927)	(83,135)
Net increase (decrease) from capital share transactions	16,780	(45,781)
Class I
Shares sold	40,278	47,323
Reinvestment of distributions	12,085	5,202
Shares redeemed	(55,046)	(34,818)
Net increase (decrease) from capital share transactions	(2,683)	17,707
Class K
Shares sold	4,032,448	808,210
Reinvestment of distributions	335,897	136,126
Shares redeemed	(3,526,185)	(836,399)
Net increase (decrease) from capital share transactions	842,160	107,937
Class N
Shares sold	392,672	432,798
Reinvestment of distributions	433,181	194,218
Shares redeemed	(1,236,698)	(1,705,572)
Net increase (decrease) from capital share transactions	(410,845)	(1,078,556)
See accompanying notes to financial statements.
13

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18
Net asset value, beginning of period	$ 11.84	$ 9.46	$ 9.59	$10.96	$ 11.76
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.32	0.25	0.19	0.22	0.26
Net realized and unrealized gain (loss)	(2.57)	2.31	(0.00)(c)	(1.07)	(0.63)
Total from investment operations	(2.25)	2.56	0.19	(0.85)	(0.37)
Distributions to shareholders from:
Net investment income	(0.48)	(0.18)	(0.32)	(0.52)	(0.43)
Net asset value, end of period	$ 9.11	$ 11.84	$ 9.46	$ 9.59	$10.96
Total return (d)	(19.76)%	27.33%	1.75%	(7.46)%	(3.35)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 3,725	$4,642	$4,141	$4,148	$6,933
Ratios to Average Net Assets:
Total expenses (b)	1.44%	1.55%	1.48%	1.49%	1.49%
Net expenses (b)	1.20%	1.29%	1.20%	1.22%	1.25%
Net investment income (loss) (b)	3.05%	2.30%	2.03%	2.19%	2.28%
Portfolio turnover rate	120%	111%	104%	125%	72%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
14

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18
Net asset value, beginning of period	$ 11.93	$ 9.51	$ 9.65	$ 11.05	$ 11.81
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.37	0.31	0.22	0.34	0.44
Net realized and unrealized gain (loss)	(2.59)	2.32	0.00(c)	(1.17)	(0.74)
Total from investment operations	(2.22)	2.63	0.22	(0.83)	(0.30)
Distributions to shareholders from:
Net investment income	(0.54)	(0.21)	(0.36)	(0.57)	(0.46)
Net asset value, end of period	$ 9.17	$ 11.93	$ 9.51	$ 9.65	$ 11.05
Total return (d)	(19.47)%	27.94%	2.02%	(7.03)%	(2.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 2,604	$3,419	$2,557	$4,610	$2,551
Ratios to Average Net Assets:
Total expenses (b)	1.04%	1.11%	1.15%	1.12%	1.00%
Net expenses (b)	0.81%	0.85%	0.87%	0.84%	0.76%
Net investment income (loss) (b)	3.46%	2.88%	2.33%	3.38%	3.84%
Portfolio turnover rate	120%	111%	104%	125%	72%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
15

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18
Net asset value, beginning of period	$ 11.93	$ 9.52	$ 9.65	$ 11.04	$ 11.82
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.35	0.32	0.24	0.31	0.32
Net realized and unrealized gain (loss)	(2.57)	2.31	(0.00)(c)	(1.12)	(0.64)
Total from investment operations	(2.22)	2.63	0.24	(0.81)	(0.32)
Distributions to shareholders from:
Net investment income	(0.54)	(0.22)	(0.37)	(0.58)	(0.46)
Net asset value, end of period	$ 9.17	$ 11.93	$ 9.52	$ 9.65	$ 11.04
Total return (d)	(19.42)%	27.97%	2.21%	(6.98)%	(2.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$66,731	$76,748	$60,185	$53,350	$67,632
Ratios to Average Net Assets:
Total expenses (b)	0.98%	1.01%	1.03%	1.03%	0.99%
Net expenses (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss) (b)	3.25%	2.93%	2.52%	3.07%	2.72%
Portfolio turnover rate	120%	111%	104%	125%	72%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
16

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class N
	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18
Net asset value, beginning of period	$ 11.94	$ 9.53	$ 9.66	$ 11.04	$ 11.81
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.35	0.29	0.21	0.29	0.29
Net realized and unrealized gain (loss)	(2.60)	2.32	0.01	(1.12)	(0.63)
Total from investment operations	(2.25)	2.61	0.22	(0.83)	(0.34)
Distributions to shareholders from:
Net investment income	(0.51)	(0.20)	(0.35)	(0.55)	(0.43)
Net asset value, end of period	$ 9.18	$ 11.94	$ 9.53	$ 9.66	$ 11.04
Total return (c)	(19.61)%	27.63%	1.94%	(7.19)%	(3.06)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$86,569	$117,474	$103,963	$130,895	$180,398
Ratios to Average Net Assets:
Total expenses (b)	1.23%	1.26%	1.28%	1.28%	1.23%
Net expenses (b)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss) (b)	3.25%	2.64%	2.20%	2.85%	2.49%
Portfolio turnover rate	120%	111%	104%	125%	72%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
17

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Financial Statements — August 31, 2022

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of August 31, 2022, the Trust consists of two (2) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street International Stock Selection Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 7, 1995	Diversified
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I, Class K and Class N shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
18

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2022

•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At August 31, 2022, the independent fair value service was used for certain foreign securities in the State Street International Stock Selection Fund. These securities were classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of August 31, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
The Fund invests in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund's policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information
19

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2022

has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of August 31, 2022, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union ("EU"), the Fund filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations.  When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by the Fund, if any, during a fiscal year reduce the amounts of foreign taxes that the Fund passes through to its shareholders for their use as foreign tax credits on their individual income tax returns. In the event that EU reclaims received by the Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed through those refunded EU taxes to its shareholders for their use as foreign tax credits on prior year individual income tax returns the Fund will enter into a closing agreement with the Internal Revenue Service (the "IRS") in order to pay the associated tax liability on behalf of the Fund's shareholders, payable by the Fund to the IRS as a compliance fee.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at Broker on the Statement of Assets
20

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2022

and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended August 31, 2022, the Fund entered into futures contracts in order to equitize cash.
The following tables summarize the value of the Fund's derivative instruments as of August 31, 2022, and the related location in the accompanying Statement  of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$20,910	$—	$20,910
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$(557,329)	$—	$(557,329)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$(20,947)	$—	$(20,947)
4.    Fees and Transactions with Affiliates
Advisory Fees
SSGA FM manages the Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly owned subsidiary of State Street Corporation. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Fund in accordance with its investment objectives, policies and limitations. For its services, the Fund pays the Adviser an annual management fee, calculated daily and paid monthly, at the following annual rates of their average daily net assets:
Annual Rate
State Street International Stock Selection Fund	0.75%
The Adviser is contractually obligated until December 31, 2022 to waive up to the full amount of its management fee and/or to reimburse the Fund for expenses to the extent that total annual Fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed the following percent of average daily net assets on
21

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2022

an annual basis as follows:
Expense Limitations
State Street International Stock Selection Fund	0.75%
This waiver and/or reimbursement may not be terminated with respect to the Fund prior to December 31, 2022 except with the approval of the Board.
The total amount of waivers for the year ended August 31, 2022 is detailed in the following table:
Fund	Amount Waived or Reimbursed
State Street International Stock Selection Fund	$412,691
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2022. For the year ended August 31, 2022, the total administration fees waived pursuant to the waiver agreement were as follows:
Amount Waived
State Street International Stock Selection Fund	$17,869
The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”) an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class N shares and for services provided to shareholders in those classes (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares and 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Effective January 1, 2022, net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Fund and 15% payable to State Street.
22

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2022

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended August 31, 2022 are disclosed in the Fund's Schedule of Investments.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
5.    Trustees’ Fees
The fees and expenses of the Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended August 31, 2022 were as follows:
	Purchases	Sales
State Street International Stock Selection Fund	$209,266,499	$221,156,512
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the IRS for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to foreign currencies, passive foreign investment companies, wash sale loss deferrals, and futures contracts. In addition, certain funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended August 31, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street International Stock Selection Fund	$9,023,441	$—	$9,023,441
23

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2022

The tax character of distributions paid during the year ended August 31, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street International Stock Selection Fund	$ 3,627,101	$ —	$ 3,627,101
At August 31, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street International Stock Selection Fund	$2,788,501	$(15,527,882)	$—	$(14,680,549)	$(27,419,930)
As of August 31, 2022, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street International Stock Selection Fund	$15,527,882	$—
As of  August 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Stock Selection Fund	$160,706,105	$3,908,368	$18,500,271	$(14,591,903)
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of August 31, 2022, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of August 31, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Stock Selection Fund	$ 3,939,956	$ 1,198,958	$ 2,977,941	$ 4,176,899
24

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2022

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of August 31, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Stock Selection Fund	Common Stocks	$1,198,958	$—	$—	$—	$1,198,958	$1,198,958
9.    Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate. Prior to October 7, 2021, the Fund had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Fund had no outstanding loans as of August 31, 2022.
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain
25

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2022

Russian securities, which could result in such securities being deemed to have a zero value.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets.  The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of the Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
26

SSGA FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of State Street International Stock Selection Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Stock Selection Fund (the “Fund”) (one of the funds constituting SSGA Funds (the “Trust”)), including the schedule of investments, as of August 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting SSGA Funds) at August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
October 25, 2022
27

SSGA FUNDS
State Street International Stock Selection Fund
Other Information — August 31, 2022 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from March 1, 2022 to August 31, 2022.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Stock Selection Fund
Class A	1.20%	$861.10	$5.63	$1,019.20	$ 6.11
Class I	0.80	862.70	3.76	1,021.20	4.08
Class K	0.75	862.70	3.52	1,021.40	3.82
Class N	1.00	861.20	4.69	1,020.20	5.09
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
28

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended August 31, 2022.
Qualified Business Income Deduction
The Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended August 31, 2022 is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
 Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended August 31, 2022, the total amount of foreign taxes that will be passed through are:
Amount
State Street International Stock Selection Fund	$400,245
The amount of foreign source income earned on the Fund during the year ended August 31, 2022 was as follows:
Amount
State Street International Stock Selection Fund	$6,672,732
29

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to the  Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-800-997-7327 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, complete Schedules of Investments filed with the SEC as an exhibit on Form N-PORT, which can be found on the Fund's website at www.ssga.com and the SEC’s website at www.sec.gov. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
30

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the SSGA Funds (the “Trust”), met in person on April 6, 2022 and May 11-12, 2022, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to  State Street International Stock Selection Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 6, 2022 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 11-12, 2022 meeting. The Independent Trustees considered, among other things, the following:
______________________________________________
 1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
31

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
32

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, as applicable, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 6, 2022 and May 11-12, 2022 meetings by Independent Counsel, requesting specific information from each of:
o	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2021; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2021;
o	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 11-12, 2022; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 11-12, 2022, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2022, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and
33

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.  The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.  The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021.  For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street International Stock Selection Fund.  The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3- and 5-year periods and was above the median of its Performance Group for the 10-year period.  The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3- and 10-year periods and was below the median of its Performance Universe for the 5-year period.  The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3- and 5-year periods and was above its Lipper Index for the 10-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street International Stock Selection Fund.  The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
34

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
35

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	59	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1988	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Europe, Limited (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to present, Independent Director, SSGA Fixed Income plc; and January 2009 - 2019, Independent Director, SSGA Qualified Funds PLC.	59	Board Director and Chairman, SPDR Europe 1PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	59	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present);Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (since 2019);
					Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	59	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1988	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	59	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 to 2017) Investment Committee Member, Woodruff Arts Center; 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
36

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	59	None.
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	59	Director, Manning & Napier Fund Inc. (2021 – present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	59	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds plc. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected: 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	59	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

37

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Treasurer	Term: Indefinite Elected: 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 – present); Assistant Vice President, State Street Bank and Trust Company (May 2014 – May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Elected: 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
38

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — August 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

39

State Street International Stock Selection Fund
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Margaret McLaughlin
George Pereira
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Transfer and Dividend Paying Agent
DST Asset Manager Solutions Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSGAISSAR

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, SSGA Funds (the “Trust,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended August 31, 2022 and August 31, 2021, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $62,605 and $84,270, respectively.

(b)	Audit-Related Fees

For the fiscal years ended August 31, 2022 and August 31, 2021, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended August 31, 2022 and August 31, 2021, the aggregate tax fees billed for professional services rendered by E&Y for the review of year-end distribution requirements and a tax compliance matter were $35,987 and $18,981, respectively.

(d)	All Other Fees

For the fiscal years ended August 31, 2022 and August 31, 2021, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended August 31, 2022 and August 31, 2021, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,327,125 and $7,321,519, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable to the Registrant.

(g)	Total Fees Paid By Adviser and Certain Affiliates

The aggregate non-audit fees billed for by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were as follows:

	FY 2022 (in millions)		FY 2021 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.1		$18.4
Tax Fees	$5.4		$4.4
All Other Fees	$14.5		$14.5

(1)	Information is for the calendar years 2022 and 2021, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

(i)	Not applicable to the Registrant.

(j)	Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	SSGA FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	November 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	November 3, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	November 3, 2022